SUPPLEMENT DATED MARCH 15, 2013

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund (Fund) Class I and P Shares prospectus dated May 1, 2012, as supplemented August 24, 2012, September 28, 2012, December 19, 2012 and February 26, 2013 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of May 1, 2013. Remember to review the Prospectus for other important information.

Large-Cap Growth Portfolio – Effective May 1, 2013, pursuant to approval by the Fund’s board of trustees, including a majority of independent trustees, at its meeting held on March 14, 2013, BlackRock Investment Management, LLC (BlackRock) will become the manager of the Large-Cap Growth Portfolio. In order to facilitate this change, certain of the portfolio’s holdings will be sold and new investments purchased in accordance with recommendations by BlackRock. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the Fund, may begin this transitioning prior to May 1, 2013. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with this transition.

Below is a summary of the expected principal investment strategies:

Under normal circumstances, this portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization stocks (stocks of companies with market capitalization of $2 billion or more) of U.S. companies that the manager believes can sustain above average returns on invested capital at a higher level and over a longer period of time than reflected in current market prices. The portfolio normally focuses its investments in 40 to 60 stocks.

The portfolio may also invest up to 20% of its assets in foreign securities of any capitalization size, including in emerging market countries.

In selecting securities, the manager seeks to invest in companies that possess dominant market positions or franchises, a major technological edge, or a unique competitive advantage.

The manager may sell a holding when it appreciates to a stated target, it fails to perform as expected or other opportunities appear more attractive.